Loans and Borrowings (Details) - Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Guaranteed bank loans and Lease liabilities at beginning	$ 1,055,377	$ 1,458,680	$ 1,801,650
Changes from financing cash flows
Proceeds from issue of class A shares		212,450
Proceeds from issue of a convertible loan		743,273
Proceeds from guaranteed bank loans	931,862	1,603,768	719,868
Payment of guaranteed bank loans	(550,426)	(2,091,971)	(897,813)
Payment of lease liabilities	(178,040)	(133,382)	(143,549)
Interest paid	(89,903)	(60,786)	(55,810)
Total changes from financing cash flows	113,493	273,352	(377,304)
Effect of changes in foreign exchange rates	25,034	57,040	18,173
Other changes
Liability-related
Recognition of lease liabilities	52,664	208,615	6,953
Derecognition of lease liabilities	(21,714)
Interest expense	99,991	13,856	9,208
Total liability-related other changes	41,038	222,471	16,161
Guaranteed bank loans and Lease liabilities at ending	1,324,845	1,055,377	1,458,680
Financing activities at ending		3,027,130	2,474,267
Financing activities at beginning	3,027,130	2,474,267
Guaranteed bank loans [Member]
Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Guaranteed bank loans and Lease liabilities at beginning	836,008	1,329,756	1,540,375
Changes from financing cash flows
Proceeds from issue of class A shares
Proceeds from issue of a convertible loan
Proceeds from guaranteed bank loans	931,862	1,603,768	719,868
Payment of guaranteed bank loans	(550,426)	(2,091,971)	(897,813)
Payment of lease liabilities
Interest paid	(89,903)	(60,786)	(55,810)
Total changes from financing cash flows	291,533	(548,989)	(233,755)
Effect of changes in foreign exchange rates	23,079	55,241	23,136
Other changes
Liability-related
Recognition of lease liabilities
Derecognition of lease liabilities
Interest expense	89,903
Total liability-related other changes
Guaranteed bank loans and Lease liabilities at ending	1,240,523	836,008	1,329,756
Financing activities at ending		836,008	1,329,756
Financing activities at beginning	836,008	1,329,756
Lease liabilities [Member]
Schedule of Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities [Line Items]
Guaranteed bank loans and Lease liabilities at beginning	219,369	128,924	261,275
Changes from financing cash flows
Proceeds from issue of class A shares
Proceeds from issue of a convertible loan
Proceeds from guaranteed bank loans
Payment of guaranteed bank loans
Payment of lease liabilities	(178,040)	(133,382)	(143,549)
Interest paid
Total changes from financing cash flows	(178,040)	(133,382)	(143,549)
Effect of changes in foreign exchange rates	1,955	2,932	(4,963)
Other changes
Liability-related
Recognition of lease liabilities	52,664	208,615	6,953
Derecognition of lease liabilities	(21,714)
Interest expense	10,088	12,280	9,208
Total liability-related other changes	41,038	220,895	16,161
Guaranteed bank loans and Lease liabilities at ending	84,322	219,369	128,924
Financing activities at ending		219,369	128,924
Financing activities at beginning	219,369	128,924
Convertible Loan [Member]
Changes from financing cash flows
Proceeds from issue of class A shares
Proceeds from issue of a convertible loan		735,686
Proceeds from guaranteed bank loans
Payment of guaranteed bank loans
Payment of lease liabilities
Interest paid
Total changes from financing cash flows		735,686
Effect of changes in foreign exchange rates		(1,133)
Liability-related
Recognition of lease liabilities
Interest expense		1,576
Total liability-related other changes		1,576
Financing activities at ending		736,129
Financing activities at beginning	736,129
Share capital/ premium [Member]
Changes from financing cash flows
Proceeds from issue of class A shares		212,450
Proceeds from issue of a convertible loan
Proceeds from guaranteed bank loans
Payment of guaranteed bank loans
Payment of lease liabilities
Interest paid
Total changes from financing cash flows		212,450
Effect of changes in foreign exchange rates
Liability-related
Recognition of lease liabilities
Interest expense
Total liability-related other changes
Financing activities at ending		1,228,037	1,015,587
Financing activities at beginning	1,228,037	1,015,587
Equity component of convertible loan [Member]
Changes from financing cash flows
Proceeds from issue of class A shares
Proceeds from issue of a convertible loan		7,587
Proceeds from guaranteed bank loans
Payment of guaranteed bank loans
Payment of lease liabilities
Interest paid
Total changes from financing cash flows		7,587
Effect of changes in foreign exchange rates
Liability-related
Recognition of lease liabilities
Interest expense
Total liability-related other changes
Financing activities at ending		7,587
Financing activities at beginning	$ 7,587